Financial Instruments and Financial Risk Management (Details) - Schedule of Certain Data Regarding - 12 months ended Dec. 31, 2023	kr / shares	₪ / shares
2021 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Certain Data Regarding [Line Items]
Exchange rate, per share | (per share)	kr 9.0437	₪ 3.11
2022 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Certain Data Regarding [Line Items]
Exchange rate, per share | (per share)	10.4371	3.519
2023 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Certain Data Regarding [Line Items]
Exchange rate, per share | (per share)	kr 10.0416	₪ 3.627